Financial Instruments - Disclosure of Sensitivity Analysis of Market Risks Management (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FEMSA [member] | Forward agreements to purchase MXN currency against EUR [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(9.00%)	(12.00%)	(13.00%)
Effect on Equity	$ (57)	$ (116)	$ (141)
Change in Exchange Rate	9.00%	12.00%	13.00%
Effect on Equity	$ 57	$ 116	$ 141
FEMSA [member] | Forward agreements to purchase BRL currency against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(13.00%)
Effect on Equity	$ (202)
Change in Exchange Rate	13.00%
Effect on Equity	$ 202
FEMSA [member] | Forward agreements to purchase CLP currency against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate			(8.00%)
Effect on Equity			$ (2)
Change in Exchange Rate			8.00%
Effect on Equity			$ 2
FEMSA [member] | Cross currency swaps of CLP against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(11.00%)	(10.00%)	(8.00%)
Effect on Profit or Loss	$ (546)	$ (368)	$ (373)
Change in Exchange Rate	11.00%	10.00%	8.00%
Effect on Profit or Loss	$ 546	$ 368	$ 373
FEMSA [member] | Cross currency swaps of MXN against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(9.00%)	(13.00%)	(12.00%)
Effect on Profit or Loss	$ (1,805)	$ (2,706)	$ (3,651)
Change in Exchange Rate	9.00%	13.00%	12.00%
Effect on Profit or Loss	$ 1,805	$ 2,706	$ 3,651
FEMSA [member] | Cross Currency Swaps of COP Against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(10.00%)	(12.00%)	(9.00%)
Effect on Profit or Loss	$ (286)	$ (283)	$ (304)
Change in Exchange Rate	10.00%	12.00%	9.00%
Effect on Profit or Loss	$ 286	$ 283	$ 304
FEMSA [member] | Cross currency swaps Of MXN against BRL [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(13.00%)	(15.00%)	(14.00%)
Effect on Profit or Loss	$ (177)	$ (27)	$ (23)
Change in Exchange Rate	13.00%	15.00%	14.00%
Effect on Profit or Loss	$ 177	$ 27	$ 23
FEMSA [member] | Net Cash in Foreign Currency of Euro Against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(9.00%)	(12.00%)	(13.00%)
Effect on Profit or Loss	$ (3,833)	$ (8,596)	$ (8,077)
Change in Exchange Rate	9.00%	12.00%	13.00%
Effect on Profit or Loss	$ 3,833	$ 8,596	$ 8,077
Coca-Cola FEMSA [member] | Forward agreements to purchase MXN currency against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(9.00%)	(13.00%)	(12.00%)
Effect on Equity	$ (739)	$ (668)	$ (626)
Change in Exchange Rate	9.00%	13.00%	12.00%
Effect on Equity	$ 739	$ 668	$ 626
Coca-Cola FEMSA [member] | Forward agreements to purchase BRL currency against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(13.00%)	(16.00%)	(14.00%)
Effect on Equity	$ (155)	$ (413)	$ (234)
Change in Exchange Rate	13.00%	16.00%	14.00%
Effect on Equity	$ 155	$ 413	$ 234
Coca-Cola FEMSA [member] | Forward agreements to purchase UYU currency against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(5.00%)	(8.00%)
Effect on Equity	$ (23)	$ (46)
Change in Exchange Rate	5.00%	8.00%
Effect on Equity	$ 23	$ 46
Coca-Cola FEMSA [member] | Forward agreements to purchase COP currency against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(10.00%)	(12.00%)	(9.00%)
Effect on Equity	$ (54)	$ (2)	$ (73)
Change in Exchange Rate	10.00%	12.00%	9.00%
Effect on Equity	$ 54	$ 2	$ 73
Coca-Cola FEMSA [member] | Forward agreements to purchase ARS currency against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(25.00%)	(27.00%)	(10.00%)
Effect on Equity	$ (88)	$ (522)	$ (29)
Change in Exchange Rate	25.00%	27.00%	10.00%
Effect on Equity	$ 88	$ 522	$ 29
Coca-Cola FEMSA [member] | Cross currency swaps of MXN against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(9.00%)	(13.00%)	(12.00%)
Effect on Equity	$ (2,315)	$ (3,130)	$ (3,540)
Change in Exchange Rate	9.00%	13.00%	12.00%
Effect on Equity	$ 2,315	$ 3,130	$ 3,540
Coca-Cola FEMSA [member] | Cross currency swaps of BRL against USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(13.00%)	(16.00%)	(14.00%)
Effect on Equity	$ (645)	$ (9,068)	$ (7,483)
Change in Exchange Rate	13.00%	16.00%	14.00%
Effect on Equity	$ 645	$ 9,068	$ 7,483
Coca-Cola FEMSA [member] | Net Cash in Foreign Currency of USD [member] | Foreign currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Exchange Rate	(8.00%)	(13.00%)	(12.00%)
Effect on Profit or Loss	$ (940)	$ (1,868)	$ (553)
Change in Exchange Rate	8.00%	13.00%	12.00%
Effect on Profit or Loss	$ 940	$ 1,868	$ 553
Coca-Cola FEMSA [member] | Commodity Price Contracts of Sugar in USD [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Rate	24.00%	30.00%	30.00%
Effect on Equity	$ (255)	$ (341)	$ (32)
Coca-Cola FEMSA [member] | Commodity Price Contracts of Aluminium in USD [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Rate	15.00%	22.00%
Effect on Equity	$ (1,164)	$ (55)